RIGHT-OF-USE ASSETS (Details Narrative)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023
Right-of-use Assets
Weighted average incremental borrowing rate		2.50%	2.50%	2.50%	2.50%
Weighted average remaining life		3 years	3 years
Right-of-use assets		$ 528,430	$ 677,711	$ 3,684,205
Lease liabilities			$ 678,245	$ 3,757,808
Gain (loss) on termination of lease	$ 264,777